Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jan. 27, 2023	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 20, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Apr. 01, 2023	Dec. 31, 2020	Sep. 30, 2020
Proceeds from sale of Louisiana Orthopedic operations	$ 1,050,000.00
Intangible assets carrying amount			$ 1,365,457	$ 34,000		$ 901,893		$ 1,365,457			$ 34,000	$ 10,459,265	$ 901,893		$ 901,893		$ 1,365,457		$ 10,459,265
Impairments of long-lived assets													0
Marketing and advertising expense						36,761				$ 242,562			111,305	$ 613,050			1,100,422		1,324,715
Assets			11,081,606			4,645,000		11,081,606				27,229,193	4,645,000		4,645,000		11,081,606		27,229,193
Liabilities			6,430,350			5,003,970		6,430,350				9,276,132	5,003,970		5,003,970		6,430,350		9,276,132
Cash equivalents			0					0				0					0		0
Goodwill impairment loss			4,500,000														4,500,000
Net loss						1,403,307	$ 3,698,653			1,844,099	3,162,125		5,101,960	5,006,224			18,312,806		10,542,247
Net cash used in operations													1,670,284	5,862,808			10,294,468		7,590,962
Accumulated deficit			46,519,740			51,621,700		46,519,740				28,206,934	51,621,700		51,621,700		46,519,740		28,206,934
Stockholders' deficit			(4,651,256)	(14,972,083)		358,970	(996,955)	(4,651,256)		(14,094,760)	(14,972,083)	(17,953,061)	358,970	(14,094,760)	358,970	$ (14,094,760)	(4,651,256)		(17,953,061)			$ (7,813,154)
Cash on hand			763,211			247,002		763,211				7,118,980	247,002		247,002		763,211		7,118,980
Cash FDIC insured amount			250,000			250,000		250,000					250,000		250,000		250,000
Revenue						1,343,975				5,033,088			3,437,337	8,928,075			16,185,682		14,385,828
Accounts receivable			2,881,239			678,603		2,881,239				1,209,333	678,603		678,603		2,881,239		1,209,333
Uncertain tax positions						0							0		0
Variable Interest Entities [Member]
Assets			1,800,000					1,800,000				2,200,000					1,800,000		2,200,000
Liabilities			500,000					500,000				600,000					500,000		600,000
Theralink Technologies Inc [Member]
Assets						1,725,463							1,725,463		1,725,463			$ 2,598,911		$ 1,638,576
Liabilities						49,224,402							49,224,402		49,224,402			6,399,966		3,583,938
Net loss						(4,500,049)	8,566,382	36,456,347		1,708,794	1,835,995	1,512,267			40,522,680	5,057,056		12,741,962		5,471,649
Net cash used in operations															4,270,783	4,460,633		5,389,695		4,780,930
Accumulated deficit						103,369,949							103,369,949		103,369,949			62,807,817		49,825,855
Stockholders' deficit			$ 44,302,919	3,918,693		47,498,939	$ 52,332,236	44,302,919		5,113,501	$ 3,918,693	$ 4,865,914	47,498,939	5,113,501	47,498,939	5,113,501	44,302,919	6,801,055	$ 4,865,914	4,945,362			$ 307,595
Working capital deficit						47,854,723							47,854,723		47,854,723			2,808,736
Cash on hand						25,089							25,089		25,089			393,460		314,151
Contract liabilities, revenue recognized															55,575
Uncompleted contract liabilities, revenue recognized															$ 41,500			$ 54,600
Research and development transaction term															The transaction term is for 5-years, starting in September 2021			The transaction term is for 5-years, starting in January 2022
Cash FDIC insured amount						0							0		$ 0			$ 186,466		68,122
Revenue						202,447				164,213					427,529	262,688		567,905		505,604
Accounts receivable						15,000							15,000		15,000			32,125
Deferred revenue						260,440							260,440		260,440			156,550		135,150
Patient reporting and contract research expense															0	275,372		272,904		860,954
Uncertain tax positions						$ 0				0			$ 0	0	0	0		0		0
Income tax, interest and penalties															$ 0	$ 0		0		$ 0
Contract liabilities, revenue recognized																		$ 303,648
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customers [Member]
Concentration risk, percentage															73.50%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration risk, percentage															26.30%	32.00%		21.00%		31.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration risk, percentage															19.30%	23.00%		15.00%		12.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Concentration risk, percentage															10.60%	17.00%		14.00%		12.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Four [Member]
Concentration risk, percentage															17.30%			10.00%		11.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage															100.00%			59.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage																		41.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Deferred Revenue [Member] | Customer One [Member]
Concentration risk, percentage															96.00%	65.00%		65.00%		56.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Deferred Revenue [Member] | Customer Two [Member]
Concentration risk, percentage																24.00%		24.00%		24.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Deferred Revenue [Member] | Customer Three [Member]
Concentration risk, percentage																				16.00%
Theralink Technologies Inc [Member] | General and Administrative Expense [Member]
Research and development expense															$ 50,000	$ 100,000		$ 150,000		$ 0
Theralink Technologies Inc [Member] | Minimum [Member]
Property and equipment, estimated useful lives						3 years							3 years		3 years			3 years
Theralink Technologies Inc [Member] | Maximum [Member]
Property and equipment, estimated useful lives						5 years							5 years		5 years			5 years
Cash FDIC insured amount						$ 250,000							$ 250,000		$ 250,000			$ 250,000
FLORIDA
Intangible assets carrying amount										$ 30,000				$ 30,000		$ 30,000
Impairment loss				$ 34,000
Louisiana Market [Member]
Intangible assets carrying amount						61,000							61,000		61,000
Impairment loss		$ 61,000
Illinois Market [Member]
Intangible assets carrying amount						$ 265,000							265,000		$ 265,000						$ 265,000
Back Space Retail Stores [Member]
Impairment loss													$ 60,000
IMAC Illinois MSA [Member]
Impairment loss									$ 2,128,000								2,128,000
Impairment loss of long lived assets																	2,128,000
IMAC Kentucky MSA [Member]
Impairment loss									$ 1,672,000								1,672,000
Impairment loss of long lived assets																	1,672,000
IMAC Florida MSA [Member]
Impairment loss								$ 1,000
IMAC Florida MSA [Member] | Forecast [Member]
Impairment loss of long lived assets					$ 1,000
Florida Tennessee Missouri And Louisiana Acquisitions [Member]
Goodwill impairment loss																	$ 4,500,000